Measurement of Expected Credit Loss (Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Abstract]
Summary of loan portfolio and related impact on contractual cash flows
The table below summarizes the loan portfolio affected by the aforementioned measures and the related impact on contractual cash flows:

	Affected portfolio	Loss from changes in contractual cash flows (a)
UVA-indexed mortgage loans	16,568,485	(451,177)
UVA-indexed pledge loans	338,749	(7,118)

(a)	Recognized in Net Interest Income.